Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-36115
Entity Registrant Name	Hydro One Inc.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	4911
Entity Address, Address Line One	483 Bay Street
Entity Address, Address Line Two	South Tower, 8th Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5G 2P5
Entity Address, Country	CA
City Area Code	416
Local Phone Number	345-5000
Title of 12(b) Security	Medium Term Notes
Security Exchange Name	NYSE
Trading Symbol	HYDO43
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	142,239
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Entity Central Index Key	0001114445
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System